UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2014

Item 1.    Schedule of Investments—The Schedule of Investments for the three-month period ended January 31, 2014 is filed herewith.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited)
As of January 31, 2014

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS-99.3%
COMMON STOCKS-95.8%
CHINA-6.2%
OIL, GAS & CONSUMABLE FUELS-2.7%
1,202,000	PetroChina Co. Ltd., H Shares(a)	$1,158,736

WIRELESS TELECOMMUNICATION SERVICES-3.5%
154,700	China Mobile Ltd.(a)	1,477,193

		2,635,929

HONG KONG-27.3%
COMMERCIAL BANKS-6.1%
148,987	HSBC Holdings PLC(a)	1,542,457
8,602	HSBC Holdings PLC, ADR	442,917
41,926	Wing Hang Bank Ltd.(a)	600,874

		2,586,248

FOOD & STAPLES RETAILING-1.6%
75,600	Dairy Farm International Holdings Ltd.	703,080

INDUSTRIAL CONGLOMERATES-5.0%
65,500	Jardine Strategic Holdings Ltd.(a)	2,125,902

INSURANCE-3.7%
346,000	AIA Group Ltd.(a)	1,599,365

REAL ESTATE MANAGEMENT & DEVELOPMENT-7.0%
420,000	Hang Lung Properties Ltd.(a)	1,177,147
867,500	Swire Pacific Ltd., Class B(a)	1,804,765

		2,981,912

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-2.2%
98,100	ASM Pacific Technology Ltd.(a)	918,652

TEXTILES, APPAREL & LUXURY GOODS-1.7%
532,000	Li & Fung Ltd.(a)	739,252

		11,654,411

INDIA-14.6%
AUTOMOBILES-1.7%
22,500	Hero MotoCorp Ltd.(a)	711,317

COMMERCIAL BANKS-1.8%
47,706	ICICI Bank Ltd.(a)	750,258

CONSTRUCTION MATERIALS-2.4%
38,000	UltraTech Cement Ltd.(a)	1,038,957

INFORMATION TECHNOLOGY SERVICES-3.8%
27,781	Infosys Ltd.(a)	1,631,841

PHARMACEUTICALS-1.4%
13,000	Glaxosmithkline Pharmaceuticals Ltd.	619,137

THRIFTS & MORTGAGE FINANCE-3.5%
116,508	Housing Development Finance Corp. Ltd.(a)	1,497,791

		6,249,301

INDONESIA-1.0%
HOUSEHOLD PRODUCTS-1.0%
176,000	PT Unilever Indonesia Tbk(a)	413,636

See Notes to Portfolio of Investments.

MALAYSIA-3.9%
COMMERCIAL BANKS-2.7%
316,320	CIMB Group Holdings Bhd(a)	654,361
85,200	Public Bank Bhd (Foreign Mkt)(a)	486,885

		1,141,246

TOBACCO-1.2%
28,700	British American Tobacco Bhd	521,429

		1,662,675

PHILIPPINES-4.0%
COMMERCIAL BANKS-2.1%
460,428	Bank of Philippine Islands(a)	900,371

REAL ESTATE MANAGEMENT & DEVELOPMENT-1.9%
1,380,000	Ayala Land, Inc.(a)	794,794

		1,695,165

REPUBLIC OF SOUTH KOREA-2.7%
FOOD & STAPLES RETAILING-1.0%
1,760	E-Mart Co. Ltd.(a)	424,220

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-1.7%
613	Samsung Electronics Co. Ltd.(a)	725,919

		1,150,139

SINGAPORE-21.1%
AEROSPACE & DEFENSE-2.9%
425,000	Singapore Technologies Engineering Ltd.(a)	1,258,766

AIRLINES-1.9%
110,000	Singapore Airlines Ltd.(a)	820,999

COMMERCIAL BANKS-7.5%
18,000	DBS Group Holdings Ltd.(a)	232,460
286,000	Oversea-Chinese Banking Corp. Ltd.(a)	2,078,035
57,000	United Overseas Bank Ltd.(a)	891,298

		3,201,793

DIVERSIFIED TELECOMMUNICATION SERVICES-3.1%
476,000	Singapore Telecommunications Ltd.(a)	1,305,712

INDUSTRIAL CONGLOMERATES-2.3%
120,300	Keppel Corp. Ltd.(a)	979,677

REAL ESTATE INVESTMENT TRUST (REIT)-0.1%
33,684	Keppel REIT(a)	29,587

REAL ESTATE MANAGEMENT & DEVELOPMENT-3.3%
206,000	City Developments Ltd.(a)	1,406,842

		9,003,376

TAIWAN-5.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT-3.8%
474,583	Taiwan Semiconductor Manufacturing Co. Ltd.(a)	1,634,204

WIRELESS TELECOMMUNICATION SERVICES-2.1%
305,000	Taiwan Mobile Co. Ltd.(a)	894,943

		2,529,147

See Notes to Portfolio of Investments.

THAILAND-5.8%
CONSTRUCTION MATERIALS-3.3%
72,200	Siam Cement PCL, Foreign Shares(a)	880,269
43,000	Siam Cement PCL, NVDR(a)	529,284

		1,409,553

OIL, GAS & CONSUMABLE FUELS-2.5%
230,000	PTT Exploration & Production PCL, Foreign Shares(a)	1,065,755

		2,475,308

UNITED KINGDOM-3.3%
COMMERCIAL BANKS-3.3%
69,800	Standard Chartered PLC(a)	1,418,611

PREFERRED STOCKS-3.5%
REPUBLIC OF SOUTH KOREA-3.5%
1,700	Samsung Electronics Co. Ltd., Preferred Shares(a)	1,498,148

	Total Long-Term Investments-99.3% (cost $37,035,274)	42,385,846

Par Amount	Description	Value (US$)
SHORT-TERM INVESTMENT-0.9%
$398,000	State Street Bank, 0.00% dated 01/31/2014, due 02/03/2014 repurchase price $398,000 collateralized by U.S.Treasury Bond, maturing 02/15/2042; total market value of $409,877	398,000

	Total Short-Term Investment-0.9% (cost $398,000)	398,000

	Total Investments-100.2% (cost $37,433,274) (b)	42,783,846

	Liabilities in Excess of Other Assets—(0.2)%	(83,841)

	Net Assets-100.0%	$42,700,005

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Directors. See Note (a) of the accompanying notes to portfolio of investments.
(b)	See notes to portfolio of investments for tax unrealized appreciation/depreciation of securities.

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)
January 31, 2014

Summary of Significant Accounting Policies

(a)	Security Valuation:

The Funds value their securities at current market value or fair value consistent with regulatory requirements. “Fair value” is defined in the Funds’ valuation policies and procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time”, subject to application, when appropriate, of the fair valuation factors described in the paragraph below. The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1 measurements to valuations based upon other significant observable inputs, including unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for identical assets, and Level 3 measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-tier hierarchy of inputs is summarized below:

• Level 1 – quoted prices in active markets for identical investments;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

See Notes to Portfolio of Investments.

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakout of the security types:

Investments	Level 1	Level 2	Level 3	Total
Long-Term Investments
Commercial Banks	$442,917	$9,555,610	$—	$9,998,527
Food & Staples Retailing	703,080	424,220	—	1,127,300
Pharmaceuticals	619,137	—	—	619,137
Tobacco	521,429	—	—	521,429
Other	—	30,119,453	—	30,119,453
Short-Term Investment	—	398,000	—	398,000

Total Investments	$2,286,563	$40,497,283	$—	$42,783,846

The Fund held no Level 3 securities at January 31, 2014.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended January 31, 2014, the security issued by Glaxosmithkline Pharmaceuticals Ltd. in the amount of $619,137 transferred from Level 2 to Level 1 because there was not a fair value factor applied at January 31, 2014. There were no transfers between Level 2 and Level 3. For the period ended January 31, 2014, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements under the terms of a Master Repurchase Agreement. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $398,000 as of January 31, 2014. The value of the related collateral exceeded the value of the repurchase agreement at period end.

(c) Foreign Currency Translation:

The books and records of the Fund are maintained in U.S. Dollars. Foreign currency amounts are translated into U.S. Dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies within the Statements of Operations. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service.

(d) Security Transactions, Investment Income and Expenses:

Security transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Expenses are recorded on an accrual basis.

(e) Distributions:

On an annual basis, the Fund intends to distribute its net realized capital gains, if any, by way of a final distribution to be declared during the calendar quarter ending December 31. Dividends and distributions to stockholders are recorded on the ex-dividend date.

Dividends and distributions to stockholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses, foreign currency losses, capital gains taxes and investments in passive foreign investment companies.

(f) Federal Income Taxes:

The U.S. federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2014 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Appreciation
$37,433,274	$7,189,412	$(1,838,840)	$5,350,572

Item 2.      Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.      Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer

Date: March 27, 2014

By:	/s/ Andrea Melia
Andrea Melia
Principal Financial Officer

Date: March 27, 2014